Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 85,780	$ 80,288
Accumulated depreciation	52,642	45,043
Depreciated cost	33,138	35,245
Depreciation expenses	11,377	13,111	11,493
Impairment of long-lived assets related to restructuring plan	2,367	2,559
Changes of property and equipment	(982)	946
Computers, Manufacturing, Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	81,855	75,337
Accumulated depreciation	50,271	42,091
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,876	3,516
Accumulated depreciation	1,616	1,898
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,049	1,435
Accumulated depreciation	$ 755	$ 1,054